UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21338

Nicholas-Applegate Convertible & Income Fund II
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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Nicholas-Applegate Convertible & Income Fund II
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

No Records to Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund II

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004